Borrowings (Tables)	12 Months Ended
Dec. 31, 2023
Borrowings.
Schedule of composition of borrowings

	2023			2022
	Current £m	Non-current £m	Total £m	Current £m	Non-current £m	Total £m
Commercial paper	–	–	–	(302)	–	(302)
Loan and overdrafts	(60)	–	(60)	(91)	–	(91)
Lease liabilities	(48)	(89)	(137)	(44)	(117)	(161)
Non-voting preference shares	–	(25)	(25)	–	(25)	(25)
Bonds	(548)	(8,686)	(9,234)	–	(9,861)	(9,861)
Total	(656)	(8,800)	(9,456)	(437)	(10,003)	(10,440)

	Carrying value
Bonds[1]	2023 £m	2022 £m
$300m SOFR + 0.89% callable medium term note due 2024[2]	-	249
$700m 3.024% callable medium term note due 2024	548	581
$1,750m 3.125% medium term note due 2025	1,336	1,385
€850m 1.250% medium term note due 2026	707	694
$2,000m 3.375% medium term note due 2027	1,561	1,653
£300m 2.875% medium term note due 2028	299	299
$1,000m 3.375% medium term note due 2029	775	822
€750m 1.750% medium term note due 2030	650	663
$2,000m 3.625% medium term note due 2032	1,551	1,652
€750m 2.125% medium term note due 2034	646	659
£400m 3.375% medium term note due 2038	398	398
$1,000m 4.000% medium term note due 2052	763	806
Total	9,234	9,861
1	These instruments contain a variety of different features including early redemption options, call options, put options and mandatory early redemption options, which depend on different triggering events such as change in control, change in laws, regulations and tax law. These features are considered embedded derivatives. These features have not been accounted for separately from the instruments as they are considered closely related to the bonds.
2	The Group exercised its option to redeem at par the $300m of Callable Floating Rate Senior Notes due 2024 on 24 March 2023.

The issuers, Haleon UK Capital plc (formerly GSK Consumer Healthcare Capital UK plc), Haleon US Capital LLC (formerly GSK Consumer Healthcare Capital US LLC) and Haleon Netherlands Capital B.V. (formerly GSK Consumer Healthcare Capital NL B.V.) formally changed their names in March 2023.

Schedule of maturity analysis of lease liabilities

	2023 £m	2022 £m
Due within one year	(48)	(44)
Due between one and two years	(36)	(36)
Due between two and three years	(25)	(25)
Due between three and four years	(14)	(21)
Due between four and five years	(7)	(13)
Due after five years	(7)	(22)
Total	(137)	(161)

Schedule of movement in financial liabilities to cash flow statement

	At 1 January 2023 £m	Cash flows £m	Foreign exchange £m	Fair value adjustments, interest and reclassification £m	At 31 December 2023 £m
Reconciliation of movement in liabilities to cash flow statement
Long-term borrowings	(9,886)	243	412	520	(8,711)
Short-term borrowings	(320)	310	15	(563)	(558)
Lease liabilities	(161)	55	8	(39)	(137)
Derivative financial instruments	(112)	72	–	(62)	(102)
Total financial liabilities arising from financing activities	(10,479)	680	435	(144)	(9,508)
Cash and cash equivalents net of bank overdrafts	611	398	(15)	–	994
Total	(9,868)	1,078	420	(144)	(8,514)

	At 1 January 2022 £m	Cash flows £m	Foreign exchange £m	Fair value adjustments, interest and other movements £m	At 31 December 2022 £m
Reconciliation of movement in liabilities to cash flow statement
Long-term borrowings	–	(9,209)	(772)	95	(9,886)
Short-term borrowings	(41)	(277)	–	(2)	(320)
Lease liabilities	(117)	45	(11)	(78)	(161)
Derivative financial instruments	(2)	(345)	–	235	(112)
Total financial liabilities arising from financing activities	(160)	(9,786)	(783)	250	(10,479)
Cash and cash equivalents net of bank overdrafts	406	190	15	–	611
Total	246	(9,596)	(768)	250	(9,868)